COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2024
COMPENSATION EXPENSE [Text Block]

6. COMPENSATION EXPENSE

	Years ended December 31,
	2024	2023
Wages, salaries and benefits	115,730	97,929
Post-employment benefits	879	921
Share-based compensation expense (Note 22)	9,425	6,326
	126,034	105,176

Compensation expense is presented as a component of cost of sales, general and administrative expense, and project development costs.